ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 1,697	$ 1,273	$ 1,403
Payroll related liabilities	232	262	245
Other accrued liabilities	5	23	74
Deposit	0	0	50
Total accounts payable and accrued liabilities	$ 1,934	$ 1,558	$ 1,772